N-2 - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
		Jun. 02, 2023	Mar. 31, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cover [Abstract]
Entity Central Index Key		0000793040
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Ellsworth Growth and Income Fund Ltd.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategy

The Fund’s primary investment objective is to provide income and the potential for capital appreciation, which objectives the Fund considers to be relatively equal over the long term due to the nature of the securities in which it invests. The Fund invests primarily in convertible and equity securities.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.01). The Board has authorized the repurchase of the Fund’s common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended March 31, 2023 and the fiscal year ended September 30, 2022, the Fund repurchased and retired 2,400 and 222,248 of its common shares at an investment of $19,910 and $2,068,339, respectively, at average discounts of approximately 13.82% and 13.42% from NAV.

Transactions in shares of common shares of beneficial interest for the six months ended March 31, 2023 and the fiscal year ended September 30, 2022 were as follows:

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount

Increase in net assets from common shares issued upon reinvestment of distributions	75,976	$635,918	428,456	$5,154,319
Decrease in net assets from repurchase of common shares	(2,400)	(19,910)	(222,248)	(2,068,339)
Net increase	73,576	$616,008	206,208	$3,085,980

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of preferred shares, par value $0.01. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at their respective liquidation values plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The liquidation value of the Series A Preferred is $25 per share. The Series A Preferred has an annual dividend rate of 5.25% and is callable at the Fund's option. The Board has authorized the repurchase of the Series A Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended March 31, 2023, and the fiscal year ended September 30, 2022, the Fund repurchased and retired 31,113 and 1,572 Series A Preferred, at investments of $699,557 and $36,725 at average discounts of approximately 10.10% and 6.59%, from its liquidation value.

On July 1, 2022, the Fund issued 2,503,000 shares of Series B 4.40% Cumulative Preferred Shares (Series B Preferred) receiving $24,887,500 million after the deduction of estimated offering expenses of $142,500. The Series B Preferred shares have a liquidation value of $10 per share and an annual dividend rate of 4.40%. The Series B Preferred Shares are puttable on June 26, 2023 and June 26, 2024 and are callable after June 26, 2024. Distributions are at an annual rate of 4.40% and are paid semiannually. At March 31, 2023, 2,503,000 shares of Series B Preferred were outstanding and accrued dividends amounted to $290,626.

The following table summarizes Cumulative Preferred Shares information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 3/31/2023	Net Proceeds	2023 Dividend Rate Range	Dividend Rate at 3/31/2023	Accrued Dividends at 3/31/2023
A 5.250%	September 18, 2017	unlimited	1,167,315	$28,855,381	Fixed Rate	5.250%	$21,279
B 4.400%	July 1, 2022	unlimited	2,503,000	$24,887,500	Fixed Rate	4.400%	$290,626

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Outstanding Securities [Table Text Block]

The following table summarizes Cumulative Preferred Shares information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 3/31/2023	Net Proceeds	2023 Dividend Rate Range	Dividend Rate at 3/31/2023	Accrued Dividends at 3/31/2023
A 5.250%	September 18, 2017	unlimited	1,167,315	$28,855,381	Fixed Rate	5.250%	$21,279
B 4.400%	July 1, 2022	unlimited	2,503,000	$24,887,500	Fixed Rate	4.400%	$290,626

Cumulative Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of preferred shares, par value $0.01. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at their respective liquidation values plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The liquidation value of the Series A Preferred is $25 per share. The Series A Preferred has an annual dividend rate of 5.25% and is callable at the Fund's option. The Board has authorized the repurchase of the Series A Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended March 31, 2023, and the fiscal year ended September 30, 2022, the Fund repurchased and retired 31,113 and 1,572 Series A Preferred, at investments of $699,557 and $36,725 at average discounts of approximately 10.10% and 6.59%, from its liquidation value.

On July 1, 2022, the Fund issued 2,503,000 shares of Series B 4.40% Cumulative Preferred Shares (Series B Preferred) receiving $24,887,500 million after the deduction of estimated offering expenses of $142,500. The Series B Preferred shares have a liquidation value of $10 per share and an annual dividend rate of 4.40%. The Series B Preferred Shares are puttable on June 26, 2023 and June 26, 2024 and are callable after June 26, 2024. Distributions are at an annual rate of 4.40% and are paid semiannually. At March 31, 2023, 2,503,000 shares of Series B Preferred were outstanding and accrued dividends amounted to $290,626.

Outstanding Security, Not Held [Shares]			3,670,315
Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 9.61	$ 9.61
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			13,779,242
Series A Cumulative Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 29,183	$ 29,183	$ 29,961	$ 30,000	$ 30,000	$ 30,000	$ 30,000
Senior Securities Coverage per Unit	[1]		$ 86.08	$ 86.08	$ 82.61	$ 188.94	$ 169.66	$ 148.91	$ 144.33
Preferred Stock Liquidating Preference			$ 25.00	25.00	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	[2]			$ 22.87	$ 24.82	$ 26.10	$ 25.59	$ 24.64	$ 24.56
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			A 5.250%
Outstanding Security, Not Held [Shares]			1,167,315	1,167,000	1,198,000	1,200,000	1,200,000	1,200,000	1,200,000
Series B Cumulative Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 25,030	$ 25,030	$ 25,030
Senior Securities Coverage per Unit	[1]		$ 34.43	$ 34.43	$ 33.04
Preferred Stock Liquidating Preference			$ 10.00	10.00	10.00
Senior Securities Average Market Value per Unit	[2],[3]			$ 10.00	$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			B 4.400%
Outstanding Security, Not Held [Shares]			2,503,000	2,503,000	2,503,000

[1]	Asset coverage per share is calculated by combining all series of Preferred stock.
[2]	Based on weekly prices.
[3]	The Series B Preferred is a private placement and is not listed on an exchange, nor does the Fund expect a secondary market to develop. The average market price shown is the $10 liquidation preference of the Series B Preferred.